Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues (2020 revenues net of issuance of Preferred C-1 Shares in the amount of $14,800, see note 2h)	$ (9,364)	$ 1,575	$ 62
Cost of revenues	(6,407)	(1,986)	(53)
Gross profit (loss)	(15,771)	(411)	9
Operating expenses:
Research and development	57,029	59,376	48,319
Selling and marketing	5,430	6,481	5,511
General and administrative	3,753	3,190	2,440
Total operating expenses	66,212	69,047	56,270
Operating loss	(81,983)	(69,458)	(56,261)
Financial income (expenses), net	655	2,167	(107)
Loss before taxes on income	(81,328)	(67,291)	(56,368)
Taxes on income	(183)	(10)	(32)
Net loss	$ (81,511)	$ (67,301)	$ (56,400)
Basic and diluted net loss per ordinary share	$ (5.99)	$ (5.22)	$ (4.14)
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	16,514,910	15,524,845	15,039,814